Recently Issued Accounting Standards (Q2)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Accounting Policies [Abstract]
Recently Issued Accounting Standards

Note 3 – Recently Issued Accounting Standards

In February 2016, the FASB issued ASU No. 2016-02, which creates ASC Topic 842, “Leases.” This update increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2018. We adopted ASC Topic 842. “Leases” beginning July 1, 2019. We currently do not have any leases for which this standard applies using the election to exclude leases for less than one year and therefore the standard had no effect on our financial condition, results of operations, cash flows or financial disclosures.

In July 2017, the FASB issued ASU 2017-11, “Earnings Per Share” ASC Topic 260, “Distinguishing Liabilities from Equity” ASC Topic 480, “Derivatives and Hedging” ASC Topic 815: (Part I) “Accounting for Certain Financial Instruments with Down Round Features.” These amendments simplify the accounting for certain financial instruments with down round features. The amendments require companies to disregard the down round feature when assessing whether the instrument is indexed to its own stock, for purposes of determining liability or equity classification. The Company adopted the guidance as of July 1, 2019. The adoption had no material effect on our financial condition, results of operations, cash flows or financial disclosures.

In June 2018, the FASB issued ASU No. 2018-07, which expands the scope of Topic 718, “Compensation – Stock Compensation”, to include share-based payment transactions for acquiring goods and services from non-employees. An entity should apply the requirements of Topic 718 to non-employee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. This amendment specifies that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. This amendment also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The standard is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. We adopted ASC 718, “Compensation – Stock Compensation” beginning July 1, 2019. The adoption of the standard had no material effect on our financial condition, results of operations, cash flows or financial disclosures.

Note 3 — Recently Issued Accounting Standards

In February 2016, the FASB issued ASU No. 2016-02, which creates ASC Topic 842, “Leases.”  This update increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2018.  We are currently evaluating what impact, if any, the adoption of this guidance will have on our financial condition, results of operations, cash flows or financial disclosures.

In June 2018, the FASB issued ASU No. 2018-07, which expands the scope of Topic 718, “Compensation – Stock Compensation”, to include share-based payment transactions for acquiring goods and services from non-employees. An entity should apply the requirements of Topic 718 to non-employee awards except for specific guidance on inputs to an option pricing model and the attribution of cost.  This amendment specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor's own operations by issuing share-based payment awards.  This amendment also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The standard is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year.  We do not expect the standard to have a material effect on our financial condition, results of operations, cash flows or financial disclosures.